EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	2023	2022
Equity accounted investments
Economic interest (%)	49% – 50%	18% – 50%
Voting interest (%)	49% – 50%	18% – 50%
Carrying value	$222	$251
The following table presents the change in the equity accounted investment balance for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$251	$70
Acquisitions through business combinations	—	184
Dispositions	(17)	—
Share of net income	4	13
Distributions received	(23)	(16)
Foreign currency translation	7	—
Balance at end of period	$222	$251
The following tables present the gross assets and liabilities of the company’s equity accounted investments as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Current assets	$417	$446
Non-current assets	629	688
Total assets	1,046	1,134

Current liabilities	339	392
Non-current liabilities	282	194
Total liabilities	621	586
Total net assets	$425	$548
Certain equity accounted investments are subject to restrictions over the extent to which they can remit funds to the company in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Revenues	$343	$378	$243

Net income	7	36	11
Other comprehensive income	—	—	—
Total comprehensive income	$7	$36	$11